TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Disclosure of detailed information about Income tax expense (benefit) [Table Text Block]
	Year ended December 31,
	2021	2020

Current	$248	$25
Deferred, net	278	(66)
Income tax from previous years	(21)	303

	$505	$262

Disclosure of detailed information about deferred taxes [Table Text Block]
	Statements of financial position		Statements of profit or loss
	December 31,		Year ended December 31,
	2021	2020	2021	2020
Deferred tax assets:

Carryforward tax losses and other	1,542	769	892	(440)
Other deferred tax assets	14	-	(1)	-

	1,556	769	891	(440)
Deferred tax liabilities:

Inventory and biological assets	863	1,239	(431)	385
Intangible assets	7,261	264	(189)	(11)
Other	7	-	7	-

	8,131	1,503	(613)	374

Translation differences			54	63
Deferred tax expenses, net			$278	$(66)

Deferred tax liabilities, net	$(6,575)	$(734)

Disclosure of detailed information about deferred tax assets and liabilities [Table Text Block]
	December 31,
	2021	2020

Non-current assets	$16	$769

Non-current liabilities	$6,591	$1,503

Disclosure of detailed information about reconciliation of tax expense and accounting profit [Table text Block]
	Year ended December 31,
	2021	2020

Loss before income tax	$(18,013)	$(28,472)

Statutory tax rate in Canada 26.5%	(4,773)	(7,545)

Increase (decrease) in income tax due to:

Non-deductible expenses (non-taxable income), net for tax purposes	(3,447)	6,306
Effect of different tax rate of subsidiaries	310	161
Adjustments in respect of current income tax of previous years	(21)	303
Recognition (derecognition) of tax benefit in respect of losses of previous years	846	(830)
Unrecognized tax benefit in respect of loss for the year	4,093	1,771
Utilization of losses not previously recognized	(1,466)	-
Change in tax benefits not recognized	5,252	-
Other adjustments	(289)	96

Income tax expense	$505	$262